Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Quarterly Results of Operations (Unaudited)
Net sales	$ 18,865	$ 15,269	$ 25,718	$ 21,850	$ 21,388	$ 19,495	$ 2,992	$ 3,011	$ 2,919	$ 61,266	$ 68,957	$ 84,225	$ 28,417	$ 9,484
Gross profit	8,323	7,068	12,438	10,699	9,518	7,815	2,040	2,159	1,952	26,076	32,656	39,723	13,966	6,649
(Loss) income before taxes	(6,089)	(30,327)	(667)	3,123	(5,670)	(4,980)	(2,806)	(1,313)	(1,451)	(16,374)	(3,152)	(33,541)	(10,550)	(4,644)
Income tax (benefit) expense	(12,801)	(4,199)	(174)	1,189	(1,875)	(998)	(1,064)	(509)	(563)	1,698	(860)	(5,059)	(3,134)	(2,012)
Income (loss) from continuing operations	6,712	(26,128)	(493)	1,934	(3,795)	(3,982)	(1,742)	(804)	(888)	(18,072)	(2,292)	(28,482)	(7,416)	(2,632)
Income from discontinued operations	(1,053)	(2,024)	769	405	1,616	2,170	1,456	1,977	(5,501)	(1,213)	2,729	766	102	8,197
Net (loss) income and comprehensive (loss) income	$ 5,659	$ (28,152)	$ 276	$ 2,339	$ (2,179)	$ (1,812)	$ (286)	$ 1,173	$ (6,389)	$ (19,285)	$ 437	$ (27,716)	$ (7,314)	$ 5,565
Net (loss) income per share:
Income (loss) from continuing operations (in dollars per share)	$ 0.10	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.26)	$ (0.03)	$ (0.42)	$ (0.11)	$ (0.04)
Income (loss) from discontinued operations (in dollars per share)	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings (loss) per common share - basic (in dollars per share)	0.08	(0.42)	0.00	0.03	(0.03)	(0.03)	0.00	0.02	(0.10)	(0.28)	0.01	(0.41)	(0.11)	0.08
Income (loss) from continuing operations (in dollars per share)	0.10	(0.39)	(0.01)	0.03	(0.06)	(0.06)	(0.03)	(0.01)	(0.01)	(0.26)	(0.03)	(0.42)	(0.11)	(0.04)
Income (loss) from discontinued operations (in dollars per share)	(0.02)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	(0.02)	0.04	0.01	0.00	0.12
Earnings (loss) per common share - diluted (in dollars per share)	$ 0.08	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.28)	$ 0.01	$ (0.41)	$ (0.11)	$ 0.08